Acquisition (Details) (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 03, 2013 TVP Group Ltd. [Member]
Consideration:
Cash			$ 9,000,000
Contingent consideration arrangement			3,820,000
Fair value of total consideration transferred			12,820,000
Maximum deferred payment			5,500,000
Acquisition related costs included in G&A			900,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets			2,621,000
Property and equipment			1,350,000
Intangible assets			6,154,000
Current liabilities			(2,097,000)
Long term deferred taxes			(1,355,000)
Long-term debt			(238,000)
Total identifiable net assets assumed			6,435,000
Goodwill	11,277,000	4,892,000	6,385,000
Total			12,820,000
Trade receivables			$ 1,183,000
Weighted-average useful life			10 years 3 months 29 days